Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Financial Position [Abstract]
Convertible preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Convertible preferred stock, shares authorized	80,710,997	74,460,997	67,460,997
Convertible preferred stock, shares issued	30,381,987	27,654,928	25,036,330
Convertible preferred stock, shares outstanding	30,381,987	27,654,928	25,036,330
Convertible preferred stock, aggregate liquidation preference	$ 162,682	$ 146,732	$ 131,434
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	90,000,000	88,000,000	81,000,000
Common stock, shares issued	920,851	907,037	878,717
Common stock, shares outstanding	920,851	907,037	878,717